financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus	$ 3,500
Contractual maturities, derivative liabilities		$ 3
Total	45,418	43,295
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,645	3,578
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	1,022	111
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	37,952	36,694
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,577	3,007
Composite long-term debt
Liquidity risk
Total	40,773
First year
Liquidity risk
Total	7,643	8,332
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,228	3,126
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	40	111
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,629	4,408
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	837	685
2 years hence
Liquidity risk
Contractual maturities, derivative liabilities		1
Total	3,490	2,727
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	233	164
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	40
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,544	2,027
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	700	547
3 years hence
Liquidity risk
Contractual maturities, derivative liabilities		1
Total	4,124	2,879
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	103	93
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	942
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,677	2,378
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	550	416
4 years hence
Liquidity risk
Contractual maturities, derivative liabilities		1
Total	4,615	2,863
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	64	152
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	4,234	2,383
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	349	331
5 years hence
Liquidity risk
Total	2,389	3,642
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	8	43
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,141	3,388
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	249	202
5 years hence to 10 years
Liquidity risk
Total	11,127	10,555
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	9
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	10,825	10,092
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	484	503
Thereafter
Liquidity risk
Total	12,030	12,297
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	11,902	12,018
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	408	323
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(9,198)	(8,409)
Amounts to be exchanged, Pay	8,442	8,305
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	40,773	39,597
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,670)	(1,271)
Amounts to be exchanged, Pay	1,601	1,267
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(234)	(219)
Amounts to be exchanged, Pay	207	207
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,802)	(215)
Amounts to be exchanged, Pay	1,654	206
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(617)	(1,657)
Amounts to be exchanged, Pay	585	1,653
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(125)	(567)
Amounts to be exchanged, Pay	116	576
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,808)	(1,702)
Amounts to be exchanged, Pay	1,617	1,662
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,942)	(2,778)
Amounts to be exchanged, Pay	2,662	2,734
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(707)	(572)
Amounts to be exchanged, Pay	685	578
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(707)	(572)
Amounts to be exchanged, Pay	$ 685	$ 578